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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-83234


             SUPPLEMENT DATED DECEMBER 3, 2002 TO THE PROSPECTUS OF
                  MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
                                DATED MAY 6, 2002

     The second paragraph of the section of the Prospectus titled "THE FUND -- Fund Management" is hereby replaced by the following:

     The Fund is managed by the Small/Mid-Cap Value team. Richard Glass, a current member of the team, is a Vice President of the Investment Manager.